Staff Costs - Additional Information (Details) - Director	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Employee Benefits Expense [Abstract]
Number of directors, exercised share options	0	1	0